Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$1,118	$—	$—
State and local	1,771	1,683	976
Foreign	988	635	419
Total current income taxes expense	$3,877	$2,318	$1,395
Deferred:
Federal	$937	$—	$—
State and local	(301)	—	—
Foreign	(7)	—	—
Total deferred income taxes expense	629	—	—
Total income tax expense	$4,506	$2,318	$1,395

Schedule of Reconciliation of the U.S. Statutory Income Tax Rate to Effective Rate
A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2020	2019	2018
Statutory U.S. federal income tax rate	21%	21%	21%
State and local income taxes	(2)%	3%	1%
Impact of noncontrolling interests	(26)%	(5)%	(8)%
Income passed through to members	2%	(16)%	(13)%
Foreign income taxes	(1)%	1%	1%
Other	(1)%	—%	—%
Effective income tax rate	(7)%	4%	2%

Schedule of Current and Deferred Tax Assets	Deferred tax assets and liabilities are recorded net within deferred tax assets, net in the Consolidated Statements of Financial Condition. Details of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2019
Investment in GCMH	$103,587	$—
Loss and credit carryforwards	17	—
Intangibles and other	836	126
Total deferred tax assets (before valuation allowance)	104,440	126
Valuation allowance	(30,430)
Total deferred tax assets	$74,010	$126

Other	$(244)	$—
Total deferred tax liabilities	$(244)	$—

Deferred tax assets, net	$73,766	$126